CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Retained Earnings (Deficit)	Other Reserves	Total
Balance at the beginning of the year at Dec. 31, 2023	$ 18,334,869	$ 201,755	$ 22,074	$ 963,172	$ (98,955)	$ 19,422,915
Balance at the beginning of the year (in Shares) at Dec. 31, 2023	497,299,441
Net income	$ 0	0	0	1,895,581	0	1,895,581
Other comprehensive (loss) income	0	0	0	(2,208)	58,120	55,912
Comprehensive income for the year	0	0	0	1,893,373	58,120	1,951,493
Transfer of gain on disposal of equity securities to retained earnings (Note 10)				312	(312)
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 237,979	(39,447)	0	0	0	198,532
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)	3,402,181
Stock options (Notes 16 and 17A)	$ 0	9,837	0	0	0	9,837
Shares issued under incentive share purchase plan (Note 17B)	$ 55,467	0	0	0	0	55,467
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	801,645
Shares issued under dividend reinvestment plan	$ 126,089	0	0	0	0	126,089
Shares issued under dividend reinvestment plan (in Shares)	2,015,963
NCIB (Note 16)	$ (64,898)	0	(22,074)	(32,915)	0	$ (119,887)
NCIB (Note 16) (in shares)	(1,749,086)					1,749,086
Dividends declared ($1.60 per share)	$ 0	0	0	(797,700)	0	$ (797,700)
RSU, PSU and LTIP (Notes 16 and 17C, D)	$ (13,846)	0	0	0	0	(13,846)
RSU, PSU and LTIP (Notes 16 and 17C, D) (in Shares)	(40,639)
Balance at the end of the year at Dec. 31, 2024	$ 18,675,660	172,145		2,026,242	(41,147)	20,832,900
Balance at the end of the year (in Shares) at Dec. 31, 2024	501,729,505
Net income	$ 0	0	0	4,461,461	0	4,461,461
Other comprehensive (loss) income	0	0	0	(2,661)	680,267	677,606
Comprehensive income for the year	0	0	0	4,458,800	680,267	5,139,067
Transfer of gain on disposal of equity securities to retained earnings (Note 10)	0	0	0	227,199	(227,199)	0
Shares issued under employee stock option plan (Notes 16 and 17A)	$ 91,194	(15,445)	0	0	0	75,749
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)	1,366,407
Stock options (Notes 16 and 17A)	$ 0	10,075	0	0	0	10,075
Shares issued under incentive share purchase plan (Note 17B)	$ 63,501	0	0	0	0	63,501
Shares issued under incentive share purchase plan (Note 17B) (in Shares)	466,302
Shares issued under dividend reinvestment plan	$ 74,840	0	0	0	0	74,840
Shares issued under dividend reinvestment plan (in Shares)	609,505
NCIB (Note 16)	$ (161,648)	0	0	(445,451)	0	$ (607,099)
NCIB (Note 16) (in shares)	(4,114,150)					4,114,150
Dividends declared ($1.60 per share)	$ 0	0	0	(802,884)	0	$ (802,884)
RSU, PSU and LTIP (Notes 16 and 17C, D)	$ (43,685)	0	0	0	0	(43,685)
RSU, PSU and LTIP (Notes 16 and 17C, D) (in Shares)	(10,969)
Balance at the end of the year at Dec. 31, 2025	$ 18,699,862	$ 166,775	$ 0	$ 5,463,906	$ 411,921	$ 24,742,464
Balance at the end of the year (in Shares) at Dec. 31, 2025	500,046,600